Equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands																							3 Months Ended	12 Months Ended
	Jan. 13, 2026	Dec. 29, 2025	Dec. 24, 2025	Nov. 26, 2025	Nov. 25, 2025	Sep. 26, 2025	Sep. 25, 2025	Sep. 23, 2025	Jul. 23, 2025	Jul. 21, 2025	Jun. 19, 2025	May 29, 2025	May 28, 2025	May 27, 2025	Apr. 30, 2025	Apr. 29, 2025	Apr. 28, 2025	Mar. 27, 2025	Mar. 26, 2025	Mar. 25, 2025	Feb. 27, 2025	Feb. 26, 2025	Mar. 31, 2026	Dec. 31, 2025	Feb. 18, 2026	Feb. 13, 2026
Amount invested	R$ 37,161	R$ 1,800	R$ 20,000	R$ 360,000	R$ 360,000	R$ 150,000	R$ 150,394	R$ 149,358	R$ 107,906	R$ 108,442		R$ 49,973	R$ 50,164	R$ 49,989	R$ 121,154	R$ 122,073	R$ 125,524	R$ 50,000		R$ 50,290	R$ 321,750	R$ 319,901
Issuance of shares (in Shares)																							129,587,543	200
Par value (in Brazil Real per share)	R$ 1	R$ 1			R$ 1		R$ 1		R$ 1		R$ 0.005		R$ 1		R$ 1				R$ 1		R$ 1			R$ 0.005	R$ 1
Percentage of share capital holdings				100.00%							9.50%
Transfer of share (in Shares)											1
Voting rights per share																								1
Registered shares (in Shares)	37,160,691.65																								1,500,000,000
Capital reserve																							R$ 136,151	R$ 131,325		R$ 1,500,000
New issue																									R$ 1,500,000
Percentage of award granted																							20.00%
Bottom of Range [Member]
Stock split (in Shares)																								1
Top of Range [Member]
Stock split (in Shares)																								200
PicS Holding [Member]
Amount invested									R$ 108,317						R$ 121,616				R$ 50,775		R$ 321,490
Issuance of shares (in Shares)									108,317,593										50,774,638		321,489,832
Percentage of share capital holdings																								4.00%
PicPay Bank [Member]
Issuance of shares (in Shares)															49,627,302
Mr. Albino Andrade De Pinho [Member]
Percentage of share capital holdings											0.50%
Sale and Purchase Agreement [Member]
Issuance of shares (in Shares)																								1
Share Capital [Member]
Issuance of shares (in Shares)		1,800,000			360,000,000	60,880,607	150,000,000		46,423,381		1	21,777,231	50,163,586		121,616,277			31,643,364			88,121,683
Non-Controlling Interest [Member]
Vesting period																							5 years